INTANGIBLE ASSETS, NET (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
INTANGIBLE ASSETS, NET [Line Items]
Amortization of Intangible Assets	$ 143,853	$ 80,359	$ 0